Leases - Schedule of Supplemental Balance Sheet Location (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating lease right-of-use assets
Long-term	$ 281	$ 311
Included in assets held for sale (note 5)	1
Total operating lease right-of-use assets	282	311
Operating lease liabilities
Current	(92)	(91)
Long-term	(215)	(253)
Included in liabilities associated with assets held for sale (note 5)	(1)	0
Total operating lease liabilities	(308)	(344)
Finance Leases
Property and equipment, gross	46	29
Accumulated depreciation	(21)	(12)
Total property and equipment, net	25	17
Less: finance lease property and equipment reclassified to assets held for sale (note 5)	(3)	0
Property and equipment, net	22	17
Current portion of long-term debt	(8)	(6)
Long-term debt	(17)	(11)
Total finance lease liabilities	(25)	(17)
Less: finance lease liabilities reclassified to liabilities associated with assets held for sale (note 5)	3	0
Finance lease liabilities	$ (22)	$ (17)
Weighted average remaining lease term (years)
Operating leases	6 years 4 months 24 days	6 years 10 months 24 days
Finance leases	4 years 6 months	4 years 3 months 18 days
Weighted average discount rate (%)
Operating leases	2.91%	2.45%
Finance leases (percent)	3.29%	2.23%